General Information - Subsidiaries That Were Excluded From Consolidation (Detail)	12 Months Ended
Dec. 31, 2018
KIS Devonian Canada Corporation [member]
Disclosure of subsidiaries [line items]
Date of exclusion	2018-02
Reason	Merged into POSCO DAEWOO E&P CANADA CORPORATION
POSCO-CDSFC [member]
Disclosure of subsidiaries [line items]
Date of exclusion	2018-02
Reason	Merged into POSCO China Dalian Plate Processing Center Co., Ltd.
POCA STEM Co., Ltd [member]
Disclosure of subsidiaries [line items]
Date of exclusion	2018-03
Reason	Liquidation
POSCO E&C VENEZUELA C.A. [member]
Disclosure of subsidiaries [line items]
Date of exclusion	2018-03
Reason	Liquidation
PT PEN INDONESIA [member]
Disclosure of subsidiaries [line items]
Date of exclusion	2018-03
Reason	Merged into PT. POSCO E&C INDONESIA
Kyobo Securities Bond Plus 6M Professional Private Equity Trust W-2 [member]
Disclosure of subsidiaries [line items]
Date of exclusion	2018-04
Reason	Disposal
Mirae Asset Smart Q Sigma 2.0 Professional Private Equity Trust [member]
Disclosure of subsidiaries [line items]
Date of exclusion	2018-05
Reason	Disposal
Kyobo Securities Bond Plus 6M Professional Private Equity Trust W-5 [member]
Disclosure of subsidiaries [line items]
Date of exclusion	2018-05
Reason	Disposal
POSCO RUS LLC [member]
Disclosure of subsidiaries [line items]
Date of exclusion	2018-05
Reason	Liquidation
Pospower Co Ltd [member]
Disclosure of subsidiaries [line items]
Date of exclusion	2018-07
Reason	Reclassification to an associate upon loss of control due to a decline in ownership
POSCO MESDC S.A. DE C.V. [member]
Disclosure of subsidiaries [line items]
Date of exclusion	2018-08
Reason	Merged into POSCO MEXICO S.A. DE C.V.
POSCO Engineering and Construction - UZ [member]
Disclosure of subsidiaries [line items]
Date of exclusion	2018-11
Reason	Liquidation